Schedule of issued and outstanding shares (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Balance, December 31, 2024 (See Note 2(e))	$ 149,553,853	$ 19,144,197	$ 19,144,197
Acquisition of Reflexivity LLC		1,927,576
DSU exercised
RSU conversion
Options exercised		7,458,147
Warrants exercised		540,413
NCIB		(2,444,880)
Private placement		46,758,112
Ending balance, value	$ 165,750,354	$ 117,717,967	$ 149,553,853
Common shares [member]
IfrsStatementLineItems [Line Items]
Balance	385,827,975	321,257,689	321,257,689
Balance, December 31, 2024 (See Note 2(e))	$ 222,974,359	$ 153,294,666	$ 153,294,666
DSU exercised, Shares	1,708,073		4,435,755
DSU exercised	$ 2,699,990		$ 6,908,083
RSU conversion, Shares	726,139		112,500
RSU conversion	$ 1,240,356		$ 216,250
Options exercised, Shares			9,237,595
Options exercised			$ 14,735,950
Warrants exercised, Shares			3,125,000
Warrants exercised			$ 671,132
Share purchase agreement, Shares			1,607,717
Share purchase agreement			$ 3,909,861
NCIB, Shares			(1,235,900)
NCIB			$ (2,769,629)
Private placement, Shares			45,662,101
Private placement			$ 46,758,112
Share issuance costs, Shares
Share issuance costs			$ (4,192,788)
Treasury shares paid out, Shares			1,439,484
Treasury shares paid out			$ 3,000,000
Balance	388,262,187		385,827,975
Ending balance, value	$ 226,914,705		$ 222,974,359
Common shares [member] | Reflexivity LLC [member]
IfrsStatementLineItems [Line Items]
Acquisition of Reflexivity LLC, Shares			186,034
Acquisition of Reflexivity LLC			$ 442,722